SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Impact of Share Options and Restricted Shares
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2023	2022	2021
Share-based compensation expenses:

2011 Share Incentive Plan	$10,343	$38,823	$53,466

2021 Share Incentive Plan	26,092	32,803	10,929

MRP Share Incentive Plan	—	—	108

Melco International Share Incentive Plan	—	2,865	6,641

Total share-based compensation expenses	36,435	74,491	71,144

Less: Share-based compensation expenses capitalized in property and equipment	(962)	(2,682)	(3,187)

Share-based compensation expenses recognized in general and administrative expenses	$35,473	$71,809	$67,957

2006 Share Incentive Plan [Member]
Summary of Share Options Activity
The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2023	2022	2021
Proceeds from the exercise of share options	$—	$—	$2,756

Intrinsic value of share options exercised	$—	$—	$7,370

2011 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2023, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	2,845,719	$5.89
Exercised	(14,094)	4.13
Forfeited or expired	(141,978)	5.42

Outstanding as of December 31, 2023	2,689,647	$5.93	5.16	$—

Fully vested and expected to vest as of December 31, 2023	2,689,647	$5.93	5.16	$—

Exercisable as of December 31, 2023	2,570,973	$5.88	5.06	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2023	2022	2021
Weighted average grant date fair value	$—	$—	$2.28

Proceeds from the exercise of share options	$58	$—	$4,345

Intrinsic value of share options exercised	$7	$—	$1,655

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

Year Ended December 31,
2021
Expected dividend yield	2.50%
Expected stock price volatility	45.46%
Risk-free interest rate	1.00%
Expected term (years)	5.6

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2023, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2023	7,705,320	$5.42
Vested	(5,760,885)	4.97
Forfeited	(117,597)	5.93

Unvested as of December 31, 2023	1,826,838	$6.81

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2023	2022	2021
Weighted average grant date fair value	$—	$—	$6.07

Grant date fair value of restricted shares vested	$28,638	$54,424	$43,533

2021 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2021 Share Incentive Plan for the year ended December 31, 2023, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of January 1, 2023	5,360,526	$2.47
Granted	158,949	4.13
Exercised	(68,148)	2.47

Outstanding as of December 31, 2023	5,451,327	$2.52	8.29	$2,593

Fully vested and expected to vest as of December 31, 2023	5,451,327	$2.52	8.29	$2,593

Exercisable as of December 31, 2023	2,133,066	$2.47	8.26	$1,045

The following information is provided for share options under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2023	2022

Weighted average grant date fair value (excluding the options granted under the Option Exchange Program)	$1.82	$0.94

Proceeds from the exercise of share options	$168	$—

Intrinsic value of share options exercised	$120	$—

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2021 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2023	2022

Expected dividend yield	2.50%	2.50%
Expected stock price volatility	58.67%	51.00%
Risk-free interest rate	3.39%	2.69%
Expected term (years)	5.1	5.1

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2021 Share Incentive Plan for the year ended December 31, 2023, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date or Modification Date Fair Value

Unvested as of January 1, 2023	19,183,428	$2.33
Granted	11,086,512	4.12
Vested	(12,819,975)	2.87
Forfeited	(362,919)	2.64

Unvested as of December 31, 2023	17,087,046	$3.08

The following information is provided for restricted shares under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2023	2022

Weighted average grant date fair value (excluding the options granted under the Option Exchange Program)	$4.12	$2.35

Grant date fair value of restricted shares vested	$36,732	$12,967

2021 Share Incentive Plan [Member] | Replacement Share Options [Member]
Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of the Replacement Share Options granted under the 2021 Share Incentive Plan were estimated on the Modification Date using the following weighted average assumptions:

Expected dividend yield	2.50%
Expected stock price volatility	52.50%
Risk-free interest rate	2.75%
Expected term (years)	4.6

Melco International Share Incentive Plan [Member]
Summary of Restricted Shares Activity	The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2023	2022	2021

Grant date fair value of restricted shares vested	$—	$—	$351